Other Deductions, Net (Tables)	12 Months Ended
Sep. 30, 2014
Other Deductions, Net [Abstract]
Schedule Of Other Deductions, Net

Other deductions, net are summarized as follows:
	2012	2013	2014
Amortization of intangibles (intellectual property and customer relationships)	$241	220	225
Rationalization of operations	119	78	55
Other	91	65	113
Gains, net	(50)	(1)	—
Total	$401	362	393